Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2012
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$18,003	$-	$-	$-	$18,003
U.S. Government agencies	-	1,074	-	-	1,074
Sovereign debt	41	9,383	-	-	9,424
State and political subdivisions (b)	-	6,077	45	-	6,122
Agency RMBS	-	34,193	-	-	34,193
Alt-A RMBS	-	279	-	-	279
Prime RMBS	-	728	-	-	728
Subprime RMBS	-	452	-	-	452
Other RMBS	-	2,794	-	-	2,794
Commercial MBS	-	3,139	-	-	3,139
Asset-backed CLOs	-	1,282	-	-	1,282
Other asset-backed securities	-	2,131	-	-	2,131
Equity securities	27	-	-	-	27
Money market funds (b)	2,190	-	-	-	2,190
Corporate bonds	-	1,585	-	-	1,585
Other debt securities	-	2,368	-	-	2,368
Foreign covered bonds	2,995	723	-	-	3,718
Alt-A RMBS (c)	-	1,970	-	-	1,970
Prime RMBS (c)	-	1,010	-	-	1,010
Subprime RMBS (c)	-	130	-	-	130
Total available-for-sale	23,256	69,318	45	-	92,619
Trading assets:
Debt and equity instruments (d)	912	4,116	48	-	5,076
Derivative assets (e):
Interest rate	36	22,734	19	N/A
Foreign exchange	3,364	148	1	N/A
Equity	121	152	38	N/A
Total derivative assets	3,521	23,034	58	(22,311)	4,302
Total trading assets	4,433	27,150	106	(22,311)	9,378
Other assets (f)	135	1,044	120	-	1,299
Subtotal assets of operations at fair value	27,824	97,512	271	(22,311)	103,296
Percentage of assets prior to netting	22%	78%	-
Assets of consolidated investment management funds:
Trading assets	182	10,735	44	-	10,961
Other assets	390	130	-	-	520
Total assets of consolidated investment management funds	572	10,865	44	-	11,481
Total assets	$28,396	$108,377	$315	$(22,311)	$114,777
Percentage of assets prior to netting	21%	79%	-
Trading liabilities:
Debt and equity instruments	$1,121	$659	$-	$-	$1,780
Derivative liabilities (e):
Interest rate	-	23,173	168	N/A
Foreign exchange	3,535	97	-	N/A
Equity	91	266	56	N/A
Total derivative liabilities	3,626	23,536	224	(20,990)	6,396
Total trading liabilities	4,747	24,195	224	(20,990)	8,176
Long-term debt (b)	-	345	-	-	345
Other liabilities (g)	224	354	-	-	578
Subtotal liabilities at fair value	4,971	24,894	224	(20,990)	9,099
Percentage of liabilities prior to netting	17%	82%	1%
Liabilities of consolidated investment management funds:
Trading liabilities	-	10,152	-	-	10,152
Other liabilities	-	29	-	-	29
Total liabilities of consolidated investment management funds	-	10,181	-	-	10,181
Total liabilities	$4,971	$35,075	$224	$(20,990)	$19,280
Percentage of liabilities prior to netting	12%	87%	1%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting cannot be disaggregated by product.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	The Level 1, 2 and 3 fair values of derivative assets and derivative liabilities are presented on a gross basis.
(f)	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
(g)	Includes derivatives in designated hedging relationships.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2011
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$17,326	$-	$-	$-	$17,326
U.S. Government agencies	-	958	-	-	958
Sovereign debt	44	11,910	-	-	11,954
State and political subdivisions (b)	-	2,694	45	-	2,739
Agency RMBS	-	26,796	-	-	26,796
Alt-A RMBS	-	273	-	-	273
Prime RMBS	-	815	-	-	815
Subprime RMBS	-	418	-	-	418
Other RMBS	-	903	-	-	903
Commercial MBS	-	3,339	-	-	3,339
Asset-backed CLOs	-	1,444	-	-	1,444
Other asset-backed securities	-	532	-	-	532
Equity securities	9	21	-	-	30
Money market funds (b)	973	-	-	-	973
Corporate bonds	-	1,738	-	-	1,738
Other debt securities	-	2,622	3	-	2,625
Foreign covered bonds	1,820	605	-	-	2,425
Alt-A RMBS (c)	-	1,879	-	-	1,879
Prime RMBS (c)	-	1,175	-	-	1,175
Subprime RMBS (c)	-	125	-	-	125
Total available-for-sale	20,172	58,247	48	-	78,467
Trading assets:
Debt and equity instruments (d)	485	1,655	63	-	2,203
Derivative assets (e):
Interest rate	164	26,434	54	N/A
Foreign exchange	4,519	113	-	N/A
Equity	91	284	43	N/A
Other	-	3	-	N/A
Total derivative assets	4,774	26,834	97	(26,047)	5,658
Total trading assets	5,259	28,489	160	(26,047)	7,861
Loans	-	10	-	-	10
Other assets (f)	672	1,019	157	-	1,848
Subtotal assets of operations at fair value	26,103	87,765	365	(26,047)	88,186
Percentage of assets prior to netting	23%	77%	-
Assets of consolidated investment management funds:
Trading assets	323	10,428	-	-	10,751
Other assets	453	143	-	-	596
Total assets of consolidated investment management funds	776	10,571	-	-	11,347
Total assets	$26,879	$98,336	$365	$(26,047)	$99,533
Percentage of assets prior to netting	22%	78%	-
Trading liabilities:
Debt and equity instruments	$418	$537	$-	$-	$955
Derivative liabilities (e):
Interest rate	-	27,201	239	N/A
Foreign exchange	4,311	44	-	N/A
Equity	55	200	75	N/A
Total derivative liabilities	4,366	27,445	314	(25,009)	7,116
Total trading liabilities	4,784	27,982	314	(25,009)	8,071
Long-term debt (b)	-	326	-	-	326
Other liabilities (g)	14	368	-	-	382
Subtotal liabilities at fair value	4,798	28,676	314	(25,009)	8,779
Percentage of liabilities prior to netting	14%	85%	1%
Liabilities of consolidated investment management funds:
Trading liabilities	-	10,053	-	-	10,053
Other liabilities	2	30	-	-	32
Total liabilities of consolidated investment management funds	2	10,083	-	-	10,085
Total liabilities	$4,800	$38,759	$314	$(25,009)	$18,864
Percentage of liabilities prior to netting	11%	88%	1%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting cannot be disaggregated by product.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	The Level 1, 2 and 3 fair values of derivative assets and derivative liabilities are presented on a gross basis.
(f)	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
(g)	Includes derivatives in designated hedging relationships.

Details of Certain Items Measured at Fair Value on Recurring Basis

Details of certain items measured at fair value on a recurring basis	Dec. 31, 2012					Dec. 31, 2011
	Total carrying	Ratings				Total carrying	Ratings
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollar amounts in millions)	value (a)					value (a)
Alt-A RMBS, originated in:
2006-2007	$111	-%	-%	-%	100%	$99	-%	-%	-%	100%
2005	107	-	-	-	100	113	-	-	-	100
2004 and earlier	61	4	9	25	62	61	27	13	47	13
Total Alt-A RMBS	$279	1%	2%	6%	91%	$273	6%	3%	11%	80%
Prime RMBS, originated in:
2007	$106	-%	-%	45%	55%	$121	38%	4%	-%	58%
2006	70	-	-	-	100	75	-	-	-	100
2005	215	-	33	7	60	230	32	-	-	68
2004 and earlier	337	16	42	7	35	389	29	38	11	22
Total prime RMBS	$728	7%	29%	12%	52%	$815	28%	19%	5%	48%
Subprime RMBS, originated in:
2007	$-	-%	-%	-%	-%	$2	-%	2%	98%	-%
2005	108	4	8	34	54	82	23	12	29	36
2004 and earlier	344	3	4	6	87	334	5	15	18	62
Total subprime RMBS	$452	3%	5%	13%	79%	$418	8%	14%	21%	57%
Commercial MBS—Domestic, originated in:
2009-2012	$283	97%	3%	-%	-%	$200	100%	-%	-%	-%
2008	24	59	41	-	-	25	16	84	-	-
2007	707	78	16	6	-	789	66	26	8	-
2006	900	85	14	1	-	892	85	15	-	-
2005	640	98	1	1	-	696	94	6	-	-
2004 and earlier	285	100	-	-	-	403	97	2	1	-
Total commercial MBS—Domestic	$2,839	89%	9%	2%	-%	$3,005	84%	14%	2%	-%
Foreign covered bonds:
Canada	$925	100%	-%	-%	-%	$795	100%	-%	-%	-%
Germany	866	98	2	-	-	1,461	99	1	-	-
United Kingdom	756	100	-	-	-	25	100	-	-	-
Netherlands	360	100	-	-	-	26	100	-	-	-
Other	811	100	-	-	-	118	100	-	-	-
Total foreign covered bonds	$3,718	100%	-%	-%	-%	$2,425	100%	-%	-%	-%
European floating rate notes—available-for-sale:
United Kingdom	$1,873	79%	19%	2%	-%	$686	72%	28%	-%	-%
Netherlands	841	100	-	-	-	47	35	65	-	-
Ireland	161	15	-	-	85	203	-	50	47	3
Italy	125	-	100	-	-	150	100	-	-	-
Australia	77	94	6	-	-	101	91	9	-	-
Germany	68	-	9	-	91	93	21	6	73	-
France	-	-	-	-	-	9	100	-	-	-
Luxembourg	-	-	-	-	-	140	-	100	-	-
Total European floating rate notes—available-for-sale	$3,145	77%	15%	2%	6%	$1,429	55%	34%	11%	-%
Sovereign debt:
United Kingdom	$4,771	100%	-%	-%	-%	$4,526	100%	-%	-%	-%
Netherlands	2,054	100	-	-	-	2,230	100	-	-	-
Germany	1,646	100	-	-	-	2,347	100	-	-	-
France	897	100	-	-	-	2,790	100	-	-	-
Other	56	100	-	-	-	61	97	3	-	-
Total sovereign debt	$9,424	100%	-%	-%	-%	$11,954	100%	-%	-%	-%
Alt-A RMBS (b), originated in:
2006-2007	$1,128	-%	-%	-%	100%	$1,042	-%	-%	-%	100%
2005	622	4	-	1	95	628	5	-	1	94
2004 and earlier	220	-	2	12	86	209	-	4	27	69
Total Alt-A RMBS (b)	$1,970	1%	-%	2%	97%	$1,879	2%	-%	3%	95%
Prime RMBS (b), originated in:
2006-2007	$601	-%	-%	-%	100%	$678	-%	-%	-%	100%
2005	378	-	1	2	97	465	-	4	-	96
2004 and earlier	31	-	8	24	68	32	9	-	22	69
Total prime RMBS (b)	$1,010	-%	1%	1%	98%	$1,175	-%	2%	1%	97%
Subprime RMBS (b), originated in:
2005-2007	$94	-%	-%	-%	100%	$88	-%	-%	-%	100%
2004 and earlier	36	5	-	36	59	37	5	34	-	61
Total subprime RMBS (b)	$130	2%	-%	10%	88%	$125	2%	10%	-%	88%
(a)	At Dec. 31, 2012 and Dec. 31, 2011, foreign covered bonds were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
(b)	Previously included in the Grantor Trust.

Fair Value Measurements Using Significant Unobservable Inputs

The tables below include a roll forward of the balance sheet amounts for the years ended Dec. 31, 2012 and 2011 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2012
	Available-for-sale securities				Trading assets
(in millions)	State and political subdivisions		Other debt securities		Debt and equity instruments		Derivative assets (a)		Other assets	Total assets of operations	Assets of consolidated management funds
Fair value at Dec. 31, 2011	$45		$3		$63		$97		$157	$365	$-
Transfers out of Level 3	-		-		-		(5)		-	(5)	-
Total gains or (losses) for the period:
Included in earnings (or changes in net assets)	3	(b)	(3	) (b)	(2	) (c)	(44	) (c)	7 (d)	(39)	-	(e)
Purchases, sales and settlements:			-
Purchases	-		-		-		10		19	29	44
Sales	-		-		(13)		-		(55)	(68)	-
Settlements	(3)		-		-		-		(8)	(11)	-
Fair value at Dec. 31, 2012	$45		$-		$48		$58		$120	$271	$44
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period					$(3)		$(23)		$2	$(24)	$-
(a)	Derivative assets are reported on a gross basis.
(b)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
(c)	Reported in foreign exchange and other trading revenue.
(d)	Reported in investment and other income.
(e)	Reported in income from consolidated investment management funds.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2012
	Trading liabilities		Total liabilities
(in millions)	Derivative liabilities (a)
Fair value at Dec. 31, 2011	$314		$314
Transfers out of Level 3	(8)		(8)
Total (gains) or losses for the period:
Included in earnings (or changes in net liabilities)	(82	) (b)	(82)
Fair value at Dec. 31, 2012	$224		$224
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$(30)		$(30)
(a)	Derivative liabilities are reported on a gross basis.
(b)	Reported in foreign exchange and other trading revenue.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2011
	Available-for- sale securities				Trading assets
(in millions)	State and political subdivisions		Other debt securities		Debt and equity instruments		Derivative assets (a)	Loans	Other assets	Total assets
Fair value at Dec. 31, 2010	$10		$58		$32		$119	$6	$113	$338
Transfers into Level 3	35		-		25		48	-	49	157
Transfers out of Level 3	-		(55)		-		(84)	(2)	(3)	(144)
Total gains or (losses):
Included in earnings (or changes in net assets)	-	(b)	-	(b)	6	(c)	15 (c)	-	9 (d)	30
Purchases, issuances, sales and settlements:
Purchases	-		-		-		-	-	4	4
Issuances	-		-		-		-	1	-	1
Sales	-		-		-		-	-	(15)	(15)
Settlements	-		-		-		(1)	(5)	-	(6)
Fair value at Dec. 31, 2011	$45		$3		$63		$97	$-	$157	$365
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period					$4		$15	$-	$-	$19
(a)	Derivative assets are reported on a gross basis.
(b)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
(c)	Reported in foreign exchange and other trading revenue.
(d)	Reported in investment and other income.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2011
	Trading liabilities
(in millions)	Debt and equity instruments	Derivative liabilities (a)	Other liabilities		Total liabilities
Fair value at Dec. 31, 2010	$6	$171	$2		$179
Transfers into Level 3	-	77	-		77
Transfers out of Level 3	-	(9)	-		(9)
Total (gains) or losses:
Included in earnings (or changes in net liabilities)	-	88 (b)	(2	) (c)	86
Purchases, issuances, sales and settlements:
Settlements	(6)	(13)	-		(19)
Fair value at Dec. 31, 2011	$-	$314	$-		$314
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$-	$142	$-		$142
(a)	Derivative liabilities are reported on a gross basis.
(b)	Reported in foreign exchange and other trading revenue.
(c)	Reported in investment and other income.

Assets Measured at Fair Value on Nonrecurring Basis

The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy as of Dec. 31, 2012 and 2011, for which a nonrecurring change in fair value has been recorded during the years ended Dec. 31, 2012 and 2011.

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2012 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$183	$23	$206
Other assets (b)	-	79	-	79
Total assets at fair value on a nonrecurring basis	$-	$262	$23	$285

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2011 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$178	$43	$221
Other assets (b)	-	126	-	126
Total assets at fair value on a nonrecurring basis	$-	$304	$43	$347
(a)	During the years ended Dec. 31, 2012 and 2011, the fair value of these loans was reduced $20 million and $32 million, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.
(b)	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or market value.

Quantitative Information about Level 3 Fair Value Measurements of Assets

Quantitative information about Level 3 fair value measurements of assets
(dollars in millions)	Fair value at Dec. 31, 2012	Valuation techniques	Unobservable input	Range
Measured on a recurring basis:
Available-for-sale securities:
State and political subdivisions	$45	Discounted cash flow	Expected credit loss	6%-36%
Trading assets:
Debt and equity instruments:
Structured debt	28	Option pricing model (a)	Correlation risk Long-term foreign exchange volatility	15% 11%-17%
Distressed debt	20	Discounted cash flow	Expected maturity Credit spreads	2-15 years 200-950 bps
Derivative assets:
Interest rate:
Structured foreign exchange swaptions	19	Option pricing model (a)	Correlation risk Long-term foreign exchange volatility	0%-25% 11%-17%
Foreign exchange contracts:
Long-term foreign exchange options	1	Option pricing model (a)	Long-term foreign exchange volatility	18%
Equity:
Equity options	38	Option pricing model (a)	Long-term equity volatility	23%-30%
Measured on a nonrecurring basis:
Loans	23	Discounted cash flows	Timing of sale Cap rate Cost to complete/sell	0-18 months 8% 0%-30%

Quantitative Information about Level 3 Fair Value Measurements of Liabilities
Quantitative information about Level 3 fair value measurements of liabilities
(dollars in millions)	Fair value at Dec. 31, 2012	Valuation techniques	Unobservable input	Range
Measured on a recurring basis:
Trading liabilities:
Derivative liabilities:
Interest rate:
Structured foreign exchange swaptions	$168	Option pricing model (a)	Correlation risk Long-term foreign exchange volatility	0%-25% 11%-17%
Equity:
Equity options	56	Option pricing model (a)	Long-term equity volatility	23%-32%
(a)	The option pricing model uses market inputs such as foreign currency exchange rates, interest rates and volatility to calculate the fair value of the option.

Carrying Amount and Fair Value of Financial Instruments

Summary of financial instruments
	Dec. 31, 2012					Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount	Estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$-	$90,110	$-	$90,110	$90,110	$90,243	$90,243
Interest-bearing deposits with banks	-	43,936	-	43,936	43,910	36,381	36,321
Federal funds sold and securities purchased under resale agreements	-	6,593	-	6,593	6,593	4,510	4,510
Securities held-to-maturity	1,070	7,319	-	8,389	8,205	3,540	3,521
Loans	-	44,031	-	44,031	44,010	41,166	40,970
Other financial assets	4,727	1,115	-	5,842	5,842	5,336	5,336
Total	$5,797	$193,104	$-	$198,901	$198,670	$181,176	$180,901
Liabilities:
Noninterest-bearing deposits	$-	$93,019	$-	$93,019	$93,019	$95,335	$95,335
Interest-bearing deposits	-	153,030	-	153,030	153,076	123,759	123,759
Federal funds purchased and securities sold under repurchase agreements	-	7,427	-	7,427	7,427	6,267	6,267
Payables to customers and broker-dealers	-	16,095	-	16,095	16,095	12,671	12,671
Borrowings	-	1,883	-	1,883	1,883	2,376	2,376
Long-term debt	-	19,397	-	19,397	18,530	20,459	19,933
Total	$-	$290,851	$-	$290,851	$290,030	$260,867	$260,341

Summary of Carrying Amount of Hedged Financial Instruments, Related Notional Amount of Hedge and Estimated Fair Value of Derivatives

The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the unrealized gain (loss) (estimated fair value) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge	Unrealized
(in millions)			Gain	(Loss)
At Dec. 31, 2012:
Interest-bearing deposits with banks	$11,328	$11,328	$38	$(224)
Securities available-for-sale	5,597	5,355	12	(339)
Deposits	10	10	1	-
Long-term debt	15,100	14,314	911	(4)
At Dec. 31, 2011:
Interest-bearing deposits with banks	$8,789	$8,789	$441	$(17)
Securities available-for-sale	4,354	4,009	-	(289)
Deposits	10	10	1	-
Long-term debt	15,048	14,262	964	(9)